RECEIVABLES - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 19,734	$ 19,167	$ 18,957
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	121	67
Current	8,924	9,148
Total	9,065	9,350	9,076
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,045	9,215
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	20	135
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	26	26
Current	6,225	6,285
Total	6,261	6,323
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	6,251	6,311
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10	12
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	11
Current	177	164
Total	177	215
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	177	175
Retail | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	40
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	90	27
Current	1,735	1,885
Total	1,835	1,995
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,825	1,912
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10	83
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	3
Current	787	814
Total	792	817
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	792	817
Retail | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	102	35
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21	21
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	1
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	79	11
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2	2
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	13	15
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	5
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	9
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	1
Retail | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	17
Retail | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	10
Retail | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	7
Retail | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	99	39
Current	10,441	9,692
Total	10,600	9,749	$ 9,804
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	10,540	9,731
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	60	18
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	3,927	3,613
Total	3,928	3,631
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,927	3,613
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1	18
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	75	29
Current	5,130	4,727
Total	5,205	4,756
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,205	4,756
Wholesale | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	6	0
Current	697	656
Total	762	656
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	703	656
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	59	0
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	18	10
Current	687	696
Total	705	706
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	705	706
Wholesale | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	39	27
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	30	20
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	0
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	8	7
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	28	12
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	24	9
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	3
Wholesale | Greater Than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	32	0
Wholesale | Greater Than 90 Days | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | Greater Than 90 Days | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	21	0
Wholesale | Greater Than 90 Days | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	0
Wholesale | Greater Than 90 Days | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 6	$ 0